Debt (Details) (USD $)	0 Months Ended		12 Months Ended						1 Months Ended	0 Months Ended		3 Months Ended
	Jul. 02, 2012	Jun. 21, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Jul. 31, 2013	Mar. 23, 2015	Mar. 17, 2015	Sep. 30, 2014	Feb. 28, 2014	Jan. 22, 2015
Long-term debt
Proceeds from the issuance of common units, net of offering costs	$ 277,000,000		$ 902,467,000	[1]	$ 529,442,000	[1]	$ 276,780,000	[1]
Term note retired		135,200,000
Limited Partners Common
Long-term debt
Proceeds from the issuance of common units, net of offering costs			902,467,000	[1]	529,442,000	[1]			529,000,000
Subsequent Events | Limited Partners Common
Long-term debt
Proceeds from the issuance of common units, net of offering costs										91,000,000	605,400,000
Revolving credit facility
Long-term debt
Maximum borrowing capacity													750,000,000
Maximum incremental borrowing capacity under accordion feature													250,000,000
Maximum amount of outstanding short-term loans at any time during the period			0
Commitment fees			1,400,000		900,000		400,000
Revolving credit facility | Subsequent Events
Long-term debt
Proceeds from Lines of Credit											390,000,000
Revolving credit facility | Minimum
Long-term debt
Number of potential term loan lenders													1
Revolving credit facility | Maximum
Long-term debt
Consolidated leverage ratio before obtaining investment grade rating			5.00
Consolidated leverage ratio after obtaining investment grade rating			5.50
Swing line loans
Long-term debt
Maximum borrowing capacity													75,000,000
Letters of credit
Long-term debt
Maximum borrowing capacity													150,000,000
Short-term Debt
Long-term debt
Maximum amount of outstanding short-term loans at any time during the period			450,000,000
Line of Credit Facility Average Daily Amount Outstanding			119,000,000
Line of Credit Facility, Interest Rate During Period			1.67%
Senior Notes | 4.00% Senior Notes Maturing 2024
Long-term debt
Interest rate			4.00%									4.00%
Face amount												500,000,000
Proceeds from issuance of senior debt												492,300,000
Unamortized discount			2,800,000									2,900,000
Debt issuance cost			$ 4,600,000									$ 4,800,000
Senior Notes | 4.00% Senior Notes Maturing 2024 | Subsequent Events
Long-term debt
Interest rate														4.00%

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.